38
                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 1999

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.):   [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SPO Partners & Co.
Address:    591 Redwood Highway, Suite 3215
            Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          William J. Patterson
Title:         Managing Director and Vice President
Phone:         (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ William J. Patterson            Mill Valley, CA             8/13/99
--------------------------         ------------------           ---------
     [Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                      Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $317,406
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.               Form 13F File Number               Name
  1                 28-4164                      SF Advisory Corp.

  2                 28-4166                      SF Advisory Corp. II

                                Form 13F INFORMATION TABLE

COLUMN 1         COLUMN 2   COLUMN 3     COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
--------------   ---------   ---------   --------   -------------------  ----------  ---------    ---------------------------
                 TITLE OF                VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER           VOTING AUTHORITY
NAME OF ISSUER    CLASS       CUSIP      (x$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS     SOLE         SHARED    NONE
--------------   ---------   ---------   --------   -------------------  ----------  --------     ---------------------------
BELL & HOWELL
  CO NEW            COM      077852101   $31,865      842,700  SH         DEFINED     1, 2           842,700

ENSCO INTL INC      COM      26874Q100   $91,397    4,584,200  SH         DEFINED     1, 2         4,584,200

FOUR SEASONS
 HOTEL INC LTD     VTG SH    35100E104   $89,465    2,030,400  SH         DEFINED     1, 2         2,030,400


GULF CDA RES LTD    ORD      40218L305   $47,776   11,409,200  SH         DEFINED     1, 2        11,409,200

SCHOLASTIC CORP     COM      807066105   $56,903    1,124,000  SH         DEFINED     1, 2         1,124,000